INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INVENTORIES
INVENTORIES

4. INVENTORIES

The following table sets forth a summary of inventories stated at lower of cost or net realizable value, as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Finished goods	$29,736	$28,707
Work-in-process	5,800	4,053
Raw materials and supplies	33,865	31,218
	$69,401	$63,978

6. INVENTORIES

The following table sets forth a summary of inventories stated at lower of cost or net realizable value, as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Finished goods	$28,707	$25,986
Work-in-process	4,053	3,741
Raw materials and supplies	31,218	31,196
	$63,978	$60,923